RELATED PARTIES BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTIES BALANCE AND TRANSACTIONS
Schedule of Related Party Transactions

	Years Ended December 31,
	2019	2018	2017
Repayment from a related party
Coalville Holdings Limited	$—	$160,100	$—
Repayment from a related party	$—	$160,100	$—

Loan from a related party
Maderic Holding Limited	$3,800,000	$4,500,000	$—
Repayment to related parties
Maderic Holding Limited	(3,800,000)	(2,140,000)	(293)
HFO Investment Group Limited	—	—	(293)
Loan from (Repayment to) related parties	$—	$2,360,000	$(586)

Shareholder debts converted to capital contribution
Maderic Holding Limited	$—	$21,150,000	$—
HFO Investment Group Limited	—	3,150,000	—
Total shareholder debts converted to capital contribution	$—	$24,300,000	$—

NCI subscription receivables transferred to the Company
Mr. Ignatius Indiarto (HNE)	$—	$7,750	$—
Mr. Mirza F. Said (HNE)	—	7,455	—
Mr. Mirza F. Said (CNE)	—	7,750	—
Total NCI subscription receivables transferred to the Company	$—	$22,955	$—